Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		28 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net (Loss)	$ (23,737)	$ (13,664)	$ (64,230)
Adjustments to reconcile net loss to net cash used in operating activities:
Mineral properties impairment			7,500
Net change in operating assets and liabilities
Prepaid expenses (increase/decrease)	(2,142)	(350)	(2,492)
Accounts payable (increase/decrease)	(9,100)	84	1,215
Net cash (used) by operating activities	(34,979)	(13,930)	(58,007)
Cash flows from investing activities:
Purchase of mineral properties			(7,500)
Net cash (used) by investing activities			(7,500)
Cash flows from financing activities:
Common stock issued for cash	36,500		61,500
Cash proceeds from shareholder advances	1,980	5,725	7,705
Net cash provided by financing activities	38,480	5,725	69,205
Net increase (decrease) in cash	3,501	(8,205)	3,698
Cash, beginning of period	197	12,367
Cash, end of period	$ 3,698	$ 4,162	$ 3,698